UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.
FIMCO Select Fund
SCHEDULE OF INVESTMENTS at August 31, 2009 (Unaudited)
Shares		Value
	COMMON STOCKS: 91.5%
	Aerospace & Defense: 3.4%
10,000	The Boeing Co.	$496,700

	Beverages: 4.7%
14,200	The Coca-Cola Co.1	692,534

	Chemicals: 3.4%
23,179	The Dow Chemical Co.	493,481

	Commercial Banks: 8.6%
5,000	Toronto-Dominion Bank	308,400
34,400	Wells Fargo & Co.	946,688
		1,255,088
	Communications Equipment: 3.2%
22,000	Cisco Systems, Inc. *1	475,200

	Diversified Financial Services: 3.7%
22,000	Leucadia National Corp. *	547,140

	Diversified Telecommunication Services: 3.7%
16,600	CenturyTel, Inc.1	535,018

	Food & Staples Retailing: 9.5%
5,900	Costco Wholesale Corp.1	300,782
21,500	Wal-Mart Stores, Inc.1	1,093,705
		1,394,487
	Food Products: 2.5%
12,700	Kraft Foods, Inc.	360,045

	Health Care Equipment & Supplies: 2.3%
8,800	Medtronic, Inc.	337,040

	Hotels, Restaurants & Leisure: 1.5%
7,300	Penn National Gaming, Inc. *	213,233

	Industrial Conglomerates: 2.4%
25,000	General Electric Co.	347,500

	Insurance: 10.9%
323	Berkshire Hathaway, Inc. - Class B *	1,061,378
1,600	Markel Corp. *1	526,176
		1,587,554
	Internet Software & Services: 2.7%
850	Google, Inc. *	392,419

	IT Services: 5.4%
6,800	Automatic Data Processing, Inc.	260,780
29,300	The Western Union Co.1	528,572
		789,352
	Media: 2.3%
775	The Washington Post Co. - Class B	336,629

	Oil & Gas: 4.3%
4,658	Chevron Corp.1	325,781
4,343	Exxon Mobil Corp.1	300,318
		626,099
	Oil, Gas & Consumable Fuels: 1.7%
5,469	ConocoPhillips1	246,269

	Pharmaceuticals: 4.7%
11,500	Johnson & Johnson1	695,060

	Software: 8.6%
31,600	Microsoft Corp.1	778,940
22,157	Oracle Corp.1	484,574
		1,263,514
	Specialty Retail: 2.0%
90,900	Borders Group, Inc. *1	288,153

	TOTAL COMMON STOCKS
	(Cost $13,796,901)	13,372,515

	INVESTMENT COMPANIES: 3.7%
4,000	ProShares Short S&P 500 ETF	233,800
10,600	Utilities Select Sector SPDR Fund1	309,838
		543,638
	TOTAL INVESTMENT COMPANIES
	(Cost $612,789)	543,638

Contracts (100 shares per contract)
	CALL OPTION PURCHASED: 0.1%
329	Borders Group, Inc.,
	Expiration: January, 2010, Exercise Price: $5.00	9,870

	TOTAL CALL OPTION PURCHASED
	(Cost $177,297)	9,870

Shares
	SHORT-TERM INVESTMENT: 8.7%
1,278,720	Fidelity Institutional Money Market Portfolio	1,278,720

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,278,720)	1,278,720

	TOTAL INVESTMENTS IN SECURITIES: 104.0%
	(Cost $15,865,707)	15,204,743
	Liabilities in Excess of Other Assets: (4.0)%	(587,961)
	TOTAL NET ASSETS: 100.0%	$14,616,782

1	A portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.
*	Non-income producing security.
ETF - Exchange Traded Fund

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

	Cost of investments	$15,876,169
	Gross unrealized appreciation	1,105,265
	Gross unrealized depreciation	(1,776,691)
	Net unrealized depreciation	$(671,426)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FIMCO Select Fund
SCHEDULE OF SECURITIES SOLD SHORT at August 31, 2009 (Unaudited)

Shares		Value
3,970	Apollo Group, Inc.	$257,335
14,416	Bed Bath & Beyond, Inc.	525,896
9,730	Best Buy Co., Inc.	353,004
30,000	Consumer Discretionary Select Sector SPDR Fund	784,800
23,000	International Bancshares Corp.	355,120

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,275,436)	$2,276,155

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

The FIMCO Select Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the FIMCO Select Fund's net assets as of August 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$838,015	$-	$-	$838,015
Consumer Staples	2,447,066	-	-	2,447,066
Energy	872,368	-	-	872,368
Financials	3,389,782	-	-	3,389,782
Health Care	1,032,100	-	-	1,032,100
Industrials	844,200	-	-	844,200
Information Technology	2,920,485	-	-	2,920,485
Materials	493,481	-	-	493,481
Telecommunication Services	535,018	-	-	535,018
Total Common Stocks	13,372,515	-	-	13,372,515
Investment Companies	543,638	-	-	543,638
Call Option Purchased	9,870	-	-	9,870
Short-Term Investments	1,278,720	-	-	1,278,720
Total Investments in Securities	$15,204,743	$-	$-	$15,204,743
Securities Sold Short	$2,276,155	$-	$-	$2,276,155

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities.  This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("FAS 133") and how derivative instruments affect the Fund's Statement of Assets and Liabilities.

Statement of Assets and Liabilities
Fair values of Derivative Instruments as of August 31, 2009:
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives Not Accounted For as	Balance Sheet		Balance Sheet
Hedging Instruments Under FAS 133	Location	Fair Value	Location	Fair Value
Equity Contracts:
Call Option Purchased	Investments	$9,870	N/A	$ -
Total	at Value	$9,870		$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 13, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  September 22, 2009

Print the name and title of each signing officer under his or her signature.